Significant Accounting Policies - Additional Information (Detail) (USD $)			3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2014 Accounts Receivable [Member]	Mar. 31, 2014 Foreign Operation [Member]
Significant Accounting Policies [Line Items]
Sales				$ 1,242,425
Concentration risk, percentage			87.00%
Allowance for doubtful accounts	243,305	0
Excess and obsolete inventory reserve	$ 315,000